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[LOGO] Prudential

                                   Rebecca A. Malanga
                                   Director, Corporate Counsel
                                   Law Department

                                   The Prudential Insurance Company of America
                                   One Corporate Drive
                                   Shelton, CT 06484
                                   Tel 203.402.1549 Fax 203.402.1261
                                   rebecca.malanga@prudential.com

VIA EDGAR TRANSMISSION

July 18, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Prudential Annuities Life Assurance Corporation ("Depositor")
    Prudential Annuities Life Assurance Corporation Variable Account B,
     ("Registrant")
    Initial Registration Statement on Form N-4
    File Nos. 333-___________; 811-5438; CIK No. 826734

Commissioners:

On behalf of the above-named Registrant, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we are filing via Edgar an initial Registration Statement on Form N-4 under the Securities Act of 1933 described above.

Registrant is filing the Registration Statement to offer a new variable annuity contract that will include revised charges and fees to be offered through certain broker dealers.

All exhibits and financial statements not included in this Registration Statement will be filed in a pre-effective amendment after receiving comments from the Commission.

We appreciate your review of the Registration Statement and look forward to your comments. If you have any questions, please do no hesitate to call me at 203/402-1549. Thank you.

Very truly yours,

/s/ REBECCA A. MALANGA
--------------------------
Rebecca A. Malanga

Enclosure